LEASE - Supplemental cash flow information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LEASE
Cash payments for operating leases	$ 65,461	$ 211,122
Right-of-use assets obtained in exchange for operating lease liabilities	$ 109,064